Redeemable Noncontrolling Interests In Subsidiary	12 Months Ended
Dec. 31, 2011
Redeemable Noncontrolling Interests In Subsidiary [Abstract]
Redeemable Noncontrolling Interests In Subsidiary
14. Redeemable Noncontrolling Interests in Subsidiary:

Redeemable noncontrolling interests in subsidiary are held by minority owners of National Beef, principally USPB, NBPCo Holdings and the chief executive officer of National Beef.  The holders of these interests share in the profits and losses of National Beef on a pro rata basis with the Company.  However, the minority owners have the right to require the Company to purchase their interests under certain specified circumstances at fair value (put rights), and the Company also has the right to purchase their interests under certain specified circumstances at fair value (call rights).  Each of the holders of the put rights has the right to make an election that requires the Company to purchase up to one-third of their interests on the fifth and seventh anniversaries of the Company's acquisition of National Beef, and the remainder on the tenth anniversary of the Company's acquisition of National Beef.  In addition, USPB may elect to exercise their put rights following the termination of the cattle supply agreement, and the chief executive officer following the termination of his employment.

The Company's call rights with respect to USPB may be exercised following the termination of the cattle supply agreement or after USPB's ownership interest is less than 20% of their interest held at the time the Company acquired National Beef.  The Company's call rights with respect to other members may be exercised after the ten year anniversary of the Company's acquisition of National Beef if such member's ownership interest is less than 50% of the interest held at the time the Company acquired National Beef.  Additionally, the Company may acquire the chief executive officer's interest following the termination of his employment.

Redeemable noncontrolling interests in subsidiary are reflected in the consolidated balance sheet at fair value.  In future periods, redeemable noncontrolling interests will reflect cash distributions and the allocation of profits or losses to the minority owners on a pro rata basis.  In addition, redeemable noncontrolling interests will be adjusted for any changes in estimated fair value, with a corresponding adjustment to the Company's common shareholders' equity.